Short-term and Long-term borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short and Long-term borrowings
Weighted average interest rate		4.75%	4.75%	4.95%
Term and revolving facility agreement
Short and Long-term borrowings
Line of credit, maximum capacity	¥ 1,200,000	¥ 95,650	$ 13,870
Debt instrument term	8 years
Line of credit, unused capacity		¥ 1,055,000	$ 153,000	¥ 1,055,000